Trading assets and liabilities	12 Months Ended
Dec. 31, 2022
Trading assets and liabilities
Trading assets and liabilities

13 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value and classified as held-for- trading. Financial instruments are classified as held for trading if they are held for the purpose of selling or repurchasing them in the short term, to make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

For accounting policy information see Accounting policies note 3.8.

	2022	2021
Assets	£m	£m
Loans
Reverse repos	21,537	20,742
Collateral given	13,005	12,047
Other loans	1,113	1,414
Total loans	35,655	34,203
Securities
Central and local government
- UK	2,205	6,919
- US	2,345	3,329
- other	2,799	10,929
Financial institutions and corporate	2,573	3,778
Total securities	9,922	24,955
Total	45,577	59,158

Liabilities
Deposits
Repos	23,740	19,389
Collateral received	17,680	17,718
Other deposits	1,067	1,553
Total deposits	42,487	38,660
Debt securities in issue	797	974
Short positions	9,524	24,964
Total	52,808	64,598